15. Intangible assets (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost	R$ 4,638	R$ 3,757
Intangible assets, accumulated depreciation	(1,963)	(1,833)
Intangible assets, net	2,675	1,924	R$ 1,908
Goodwill - retail
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost	2,259	2,217
Intangible assets, accumulated depreciation	(1,111)	(1,110)
Intangible assets, net	1,148	1,107	1,107
Tradename - cash and carry
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost	39	39
Intangible assets, accumulated depreciation	0	0
Intangible assets, net	39	39	39
Commercial rights - retail
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost	762	86
Intangible assets, accumulated depreciation	(5)	0
Intangible assets, net	757	86	80
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost	1,200	1,038
Intangible assets, accumulated depreciation	(579)	(487)
Intangible assets, net	621	551	523
Software capital lease
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost	378	377
Intangible assets, accumulated depreciation	(268)	(236)
Intangible assets, net	R$ 110	R$ 141	R$ 159